Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 11,450	¥ 7,020	¥ 6,450
Post-modification Outstanding Recorded Investment	8,946	5,472	4,952
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,526	68	452
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	10,721	6,436	5,504
Post-modification Outstanding Recorded Investment	8,253	4,890	4,061
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,526	68	122
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	640	71	483
Post-modification Outstanding Recorded Investment	587	23	263
Financing Receivables Modification, Subsequently Defaulted Recorded Investment			27
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	2,120	2,405	2,566
Post-modification Outstanding Recorded Investment	1,687	1,910	2,018
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	47	45	62
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	7,961	3,960	2,455
Post-modification Outstanding Recorded Investment	5,979	2,957	1,780
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,479	23	33
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	729	584	946
Post-modification Outstanding Recorded Investment	693	582	891
Financing Receivables Modification, Subsequently Defaulted Recorded Investment			330
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment		575	145
Post-modification Outstanding Recorded Investment		575	145
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	729	9	801
Post-modification Outstanding Recorded Investment	¥ 693	¥ 7	746
Financing Receivables Modification, Subsequently Defaulted Recorded Investment			¥ 330